Summary of Significant Accounting Policies and Organization (Details Narrative) (10-K) - USD ($)				1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 23, 2020	May 02, 2020	Nov. 22, 2019	Nov. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Apr. 02, 2020
Reverse stock split, description	On October 23, 2020, the Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 1-for-4 shares; this reverse stock split has not yet been made effective.		The Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 9-for-10 shares. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share. This reverse stock split affected all PetVivo shareholders uniformly and accordingly will not alter any shareholder's percentage interest or ownership of PetVivo equity. Through the date of this filing, 254 shares of common stock have been issued due to rounding up of fractional shares.	The Company effected a 9-for-10 reverse split of our authorized and outstanding shares of common stock. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share			9-for-10 reverse stock split.
Common stock, par value					$ 0.001		$ 0.001	$ 0.001
Common stock, shares outstanding				22,477,320	24,876,189		22,911,857	19,867,200
Fractional shares issued due to reverse stock split				254
Cash equivalents
Federal cash insured
Debt instrument maturity date		May 01, 2022			Apr. 30, 2020		Apr. 30, 2020
Conversion of debt into common stock amount							$ 4,692
Assets and liabilities measured at fair value
Income tax likelihood percentage					Greater than 50 percent		Greater than 50 percent
Inventory terms					3 years		3 years
Right of use of assets					$ 170,896		$ 148,693
Operating lease liability net of discount					170,896
Accounting Standards Update 2016-02 [Member]
Right of use of assets									$ 154,917
Operating lease liability net of discount									$ 154,917
Convertible Notes [Member]
Convertible notes outstanding					$ 280,000		280,000
Accrued interest							$ 6,981
Debt instrument maturity date					Jun. 30, 2021		Jun. 30, 2021
Conversion of debt into common stock amount					$ 280,000		$ 286,981
Conversion of debt into common stock shares					388,889		397,359
Conversion price per share					$ .72		$ 0.72
Warrant [Member]
Warrants outstanding					5,727,610	3,764,912	4,901,119	3,818,919
Weighted average, exercise price							$ 0.53	$ 0.55
Conversion of debt into common stock shares								30,016
Warrant [Member] | Maximum [Member]
Warrant exercise price					$ 2.22	$ 3.89	3.89	$ 3.89
Warrant [Member] | Minimum [Member]
Warrant exercise price					$ .30	$ 0.33	$ 0.30	$ 0.33
Patents and Trademarks [Member]
Estimated useful life of intangible asset					60 months		60 months
Equipment [Member]
Estimated useful life of assets					3 years		3 years
Automobile [Member]
Estimated useful life of assets					5 years		5 years
Furniture and Fixtures [Member]
Estimated useful life of assets					7 years		7 years
Pre-Reverse Split [Member]
Common stock, par value				$ 0.001
Common stock, shares outstanding				24,974,518